Expense Example, No Redemption - FidelityConvertibleSecuritiesFund-AMCIZPRO - FidelityConvertibleSecuritiesFund-AMCIZPRO - Fidelity Convertible Securities Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Convertible Securities Fund - Class A
Expense Example, No Redemption:
1 Year	$ 670
3 Years	872
5 Years	1,091
10 Years	1,718
Fidelity Advisor Convertible Securities Fund - Class C
Expense Example, No Redemption:
1 Year	179
3 Years	554
5 Years	954
10 Years	1,870
Fidelity Advisor Convertible Securities Fund - Class M
Expense Example, No Redemption:
1 Year	472
3 Years	730
5 Years	1,007
10 Years	1,797
Fidelity Advisor Convertible Securities Fund - Class I
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	894
Fidelity Advisor Convertible Securities Fund - Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750